Annual Operating Expenses {- Fidelity U.S. Multifactor ETF} - 09.30 Fidelity U.S. Multifactor ETF PRO-02 - Fidelity U.S. Multifactor ETF - Fidelity U.S. Multifactor ETF	Nov. 29, 2021
Operating Expenses:
Management fee	0.29%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.29%